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April 25, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Southern Missouri Bancorp, Inc.
Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Southern Missouri Bancorp, Inc. ("Southern Missouri"), enclosed for filing is Southern Missouri's Registration Statement on Form S-4 relating to the proposed merger of Tammcorp, Inc. ("Tammcorp") with and into Southern Missouri. The Registration Statement contains the form of proxy statement/prospectus that will be provided to the shareholders of Tammcorp in connection with their vote on the merger agreement at a special meeting of Tammcorp shareholders.

Should the Staff have any questions or comments regarding this filing, please call the undersigned at (202) 295-4527.

Sincerely,

/s/ Martin L. Meyrowitz, P.C.

Martin L. Meyrowitz, P.C.

Enclosure

cc: Craig M. Scheer, P.C.